JHY
Nuveen High Income 2020 Target Term Fund
Portfolio of Investments    March 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 125.7% (92.3% of Total Investments)
	CORPORATE BONDS – 114.7% (84.2% of Total Investments)
	Aerospace & Defense – 1.4%
$500	Bombardier Inc, 144A	7.750%	3/15/20	B	$522,500
1,700	Triumph Group Inc	4.875%	4/01/21	CCC+	1,657,500
2,200	Total Aerospace & Defense				2,180,000
	Airlines – 6.2%
2,344	Air Canada, 144A	7.750%	4/15/21	BB+	2,511,010
250	Air Canada 2015-1 Class C Pass Through Trust, 144A	5.000%	3/15/20	BBB-	251,800
2,325	American Airlines Group Inc, 144A	4.625%	3/01/20	BB-	2,338,136
2,000	Delta Air Lines Inc	3.400%	4/19/21	Baa3	2,008,501
2,372	Virgin Australia Holdings Ltd, 144A	8.500%	11/15/19	B	2,419,440
9,291	Total Airlines				9,528,887
	Auto Components – 1.7%
2,650	Icahn Enterprises LP / Icahn Enterprises Finance Corp	6.000%	8/01/20	BB+	2,675,175
	Banks – 1.6%
2,415	CIT Group Inc	4.125%	3/09/21	BB+	2,445,188
	Building Products – 1.3%
2,000	Omnimax International Inc, 144A	12.000%	8/15/20	B-	2,030,000
	Chemicals – 0.2%
200	CF Industries Inc	7.125%	5/01/20	BB+	208,750
100	Methanex Corp	3.250%	12/15/19	Baa3	99,938
300	Total Chemicals				308,688
	Commercial Services & Supplies – 4.5%
750	ADT Security Corp/The	5.250%	3/15/20	BB-	757,500
1,550	APX Group Inc	8.750%	12/01/20	CCC	1,519,000
2,000	Pitney Bowes Inc	3.875%	9/15/20	BBB-	1,997,500
2,645	RR Donnelley & Sons Co	7.875%	3/15/21	B-	2,714,431
6,945	Total Commercial Services & Supplies				6,988,431
	Consumer Finance – 4.8%
500	Ally Financial Inc	7.500%	9/15/20	BB+	530,000
2,000	Ally Financial Inc	4.250%	4/15/21	BB+	2,025,000
2,400	Credit Acceptance Corp	6.125%	2/15/21	BB	2,403,000
2,370	Navient Corp	5.000%	10/26/20	BB	2,402,588
7,270	Total Consumer Finance				7,360,588

JHY	Nuveen High Income 2020 Target Term Fund (continued)
Portfolio of Investments March 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Containers & Packaging – 3.9%
$2,455	Ball Corp	4.375%	12/15/20	BB+	$2,491,825
300	Graphic Packaging International LLC	4.750%	4/15/21	BB+	303,750
2,786	Reynolds Group Issuer Inc / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu	5.750%	10/15/20	B+	2,789,667
451	Reynolds Group Issuer Inc / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu	6.875%	2/15/21	B+	452,188
5,992	Total Containers & Packaging				6,037,430
	Diversified Financial Services – 3.5%
2,000	Jefferies Finance LLC / JFIN Co-Issuer Corp, 144A	7.375%	4/01/20	BB-	2,000,000
1,000	Jefferies Finance LLC / JFIN Co-Issuer Corp, 144A	7.500%	4/15/21	BB-	1,015,000
2,375	Park Aerospace Holdings Ltd, 144A	3.625%	3/15/21	BB+	2,357,188
5,375	Total Diversified Financial Services				5,372,188
	Diversified Telecommunication Services – 1.6%
350	Cogent Communications Finance Inc, 144A	5.625%	4/15/21	B-	354,375
1,000	Frontier Communications Corp	8.500%	4/15/20	B	977,500
1,190	Level 3 Financing Inc	6.125%	1/15/21	BB	1,199,163
2,540	Total Diversified Telecommunication Services				2,531,038
	Energy Equipment & Services – 1.7%
1,200	Nabors Industries Inc	5.000%	9/15/20	BB	1,206,000
1,500	Pride International LLC	6.875%	8/15/20	B	1,485,000
2,700	Total Energy Equipment & Services				2,691,000
	Equity Real Estate Investment Trust – 2.4%
1,750	CoreCivic Inc	4.125%	4/01/20	Ba1	1,736,875
1,150	GLP Capital LP / GLP Financing II Inc	4.875%	11/01/20	BBB-	1,171,850
750	iStar Inc.	4.625%	9/15/20	BB	758,438
3,650	Total Equity Real Estate Investment Trust				3,667,163
	Food & Staples Retailing – 0.3%
500	Smithfield Foods Inc, 144A	2.700%	1/31/20	BBB	496,497
	Food Products – 1.3%
2,060	Marfrig Holdings Europe BV, 144A	6.875%	6/24/19	BB-	2,070,506
	Health Care Providers & Services – 6.0%
285	Acadia Healthcare Co Inc	6.125%	3/15/21	B-	285,000
2,200	Centene Corp	5.625%	2/15/21	BB+	2,233,000
1,000	HCA Inc	6.500%	2/15/20	BBB-	1,029,204
2,500	HCA Inc	6.250%	2/15/21	Ba2	2,627,125
3,000	Tenet Healthcare Corp	4.500%	4/01/21	BB	3,045,000
8,985	Total Health Care Providers & Services				9,219,329

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Hotels, Restaurants & Leisure – 5.2%
$800	GLP Capital LP / GLP Financing II Inc	4.375%	4/15/21	BBB-	$811,448
3,006	MGM Resorts International	6.750%	10/01/20	BB	3,152,543
1,500	Scientific Games International Inc	6.250%	9/01/20	CCC+	1,500,000
2,500	Studio City Co Ltd, 144A	5.875%	11/30/19	BB-	2,531,250
7,806	Total Hotels, Restaurants & Leisure				7,995,241
	Household Durables – 8.0%
1,748	Brookfield Residential Properties Inc, 144A	6.500%	12/15/20	B+	1,748,000
1,830	Lennar Corp	8.375%	1/15/21	BBB-	1,976,400
2,299	M/I Homes Inc	6.750%	1/15/21	BB-	2,330,611
1,500	MDC Holdings Inc	5.625%	2/01/20	BBB-	1,524,375
1,500	PulteGroup Inc	4.250%	3/01/21	BB+	1,516,875
2,655	Taylor Morrison Communities Inc / Taylor Morrison Holdings II Inc, 144A	5.250%	4/15/21	BB	2,652,478
425	Toll Brothers Finance Corp	6.750%	11/01/19	BBB-	434,010
250	TRI Pointe Group Inc / TRI Pointe Homes Inc	4.375%	6/15/19	BB-	250,313
12,207	Total Household Durables				12,433,062
	Independent Power & Renewable Electricity Producers – 2.3%
1,500	AES Corp/VA	4.000%	3/15/21	BB+	1,520,115
2,000	Atlantica Yield plc, 144A	7.000%	11/15/19	BB+	2,010,000
3,500	Total Independent Power & Renewable Electricity Producers				3,530,115
	Insurance – 1.2%
320	CNO Financial Group Inc	4.500%	5/30/20	Baa3	321,600
1,500	Genworth Holdings Inc	7.700%	6/15/20	B	1,496,220
1,820	Total Insurance				1,817,820
	Internet & Direct Marketing Retail – 2.3%
3,370	Netflix Inc	5.375%	2/01/21	BB-	3,499,534
	Leisure Products – 1.6%
2,400	Mattel Inc	4.350%	10/01/20	B+	2,404,800
	Machinery – 2.2%
2,857	Briggs & Stratton Corp	6.875%	12/15/20	BB-	2,956,995
477	Sealed Air Corp, 144A	6.500%	12/01/20	BB+	496,080
3,334	Total Machinery				3,453,075
	Media – 4.4%
1,300	Cablevision Systems Corp	8.000%	4/15/20	B	1,358,500
350	DISH DBS Corp	7.875%	9/01/19	BB-	354,375
2,500	DISH DBS Corp	5.125%	5/01/20	BB-	2,515,625
500	Mediacom Broadband LLC / Mediacom Broadband Corp	5.500%	4/15/21	Ba2	500,400
2,000	Sinclair Television Group Inc	5.375%	4/01/21	B+	2,000,000
6,650	Total Media				6,728,900

JHY	Nuveen High Income 2020 Target Term Fund (continued)
Portfolio of Investments March 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Metals & Mining – 5.9%
$3,050	Allegheny Technologies Inc	5.950%	1/15/21	B	$3,126,250
200	Arconic Inc	6.150%	8/15/20	BBB-	206,760
850	Arconic Inc	5.400%	4/15/21	BBB-	876,605
3,250	Eldorado Gold Corp, 144A	6.125%	12/15/20	B	3,180,775
669	First Quantum Minerals Ltd, 144A	7.000%	2/15/21	B	680,289
1,000	Gold Fields Orogen Holdings BVI Ltd, 144A	4.875%	10/07/20	Baa3	1,011,250
9,019	Total Metals & Mining				9,081,929
	Mortgage Real Estate Investment Trust – 1.9%
3,000	Starwood Property Trust Inc	3.625%	2/01/21	BB-	2,988,750
	Multiline Retail – 1.3%
2,150	JC Penney Corp Inc	5.650%	6/01/20	B+	1,935,000
	Multi-Utilities – 0.9%
1,361	DPL Inc	6.750%	10/01/19	BBB-	1,367,805
	Oil, Gas & Consumable Fuels – 10.8%
1,750	Calumet Specialty Products Partners LP / Calumet Finance Corp	6.500%	4/15/21	B-	1,715,000
781	Chesapeake Energy Corp	6.625%	8/15/20	B+	801,501
226	Chesapeake Energy Corp	6.875%	11/15/20	B+	232,215
225	DCP Midstream Operating LP	2.700%	4/01/19	BB+	225,000
1,750	DCP Midstream Operating LP, 144A	5.350%	3/15/20	BB+	1,778,438
1,200	Navigator Holdings Ltd, 144A, Reg S	7.750%	2/10/21	N/R	1,164,109
1,740	NuStar Logistics LP	4.800%	9/01/20	BB	1,761,750
1,865	NuStar Logistics LP	6.750%	2/01/21	BB	1,944,262
980	Petrobras Global Finance BV	5.375%	1/27/21	Ba2	1,008,175
1,250	Southwestern Energy Co	5.300%	1/23/20	BB	1,249,948
1,710	Teekay Corp	8.500%	1/15/20	B+	1,718,550
2,000	Whiting Petroleum Corp	5.750%	3/15/21	BB	2,023,000
1,125	YPF SA, 144A	8.500%	3/23/21	B2	1,133,438
16,602	Total Oil, Gas & Consumable Fuels				16,755,386
	Pharmaceuticals – 1.0%
1,500	Teva Pharmaceutical Finance IV LLC	2.250%	3/18/20	BBB	1,476,097
	Professional Services – 1.3%
2,000	Nielsen Finance LLC / Nielsen Finance Co	4.500%	10/01/20	BB	1,997,500
	Specialty Retail – 9.1%
3,200	GameStop Corp, 144A	6.750%	3/15/21	Ba1	3,224,000
1,500	Gap Inc/The	5.950%	4/12/21	Baa2	1,560,722
3,975	Hertz Corp/The	5.875%	10/15/20	B-	3,974,006
3,878	L Brands Inc	6.625%	4/01/21	Ba1	4,071,900

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Specialty Retail (continued)
$240	Penske Automotive Group Inc	3.750%	8/15/20	Ba3	$238,800
1,000	Rent-A-Center Inc/TX	4.750%	5/01/21	B-	977,500
13,793	Total Specialty Retail				14,046,928
	Technology Hardware, Storage & Peripherals – 3.8%
2,500	EMC Corp	2.650%	6/01/20	Ba2	2,481,368
3,430	NCR Corp	4.625%	2/15/21	BB	3,423,997
5,930	Total Technology Hardware, Storage & Peripherals				5,905,365
	Thrifts & Mortgage Finance – 0.2%
100	Radian Group Inc	5.250%	6/15/20	BB+	102,625
243	Radian Group Inc	7.000%	3/15/21	BB+	257,276
343	Total Thrifts & Mortgage Finance				359,901
	Tobacco – 1.7%
2,500	Pyxus International Inc, 144A	8.500%	4/15/21	B2	2,550,000
	Trading Companies & Distributors – 1.2%
1,782	Aircastle Ltd	5.125%	3/15/21	BBB-	1,838,935
	Wireless Telecommunication Services – 6.0%
3,735	CenturyLink Inc	5.625%	4/01/20	BB	3,806,675
2,000	Digicel Ltd, 144A	6.000%	4/15/21	B3	1,665,420
2,500	Sprint Communications Inc	7.000%	8/15/20	B+	2,581,250
1,225	Virgin Media Secured Finance PLC	5.250%	1/15/21	BB+	1,258,687
9,460	Total Wireless Telecommunication Services				9,312,032
$175,400	Total Corporate Bonds (cost $177,349,488)				177,080,283

Principal Amount (000)	Description (1)	Coupon (3)	Reference Rate (3)	Spread (3)	Maturity (4)	Ratings (2)	Value
	VARIABLE RATE SENIOR LOAN INTERESTS – 4.2% (3.1% of Total Investments) (3)
	Commercial Services & Supplies – 1.6%
$2,500	KAR Auction Services Inc., Term Loan B4, (DD1)	4.875%	3-Month LIBOR	2.250%	3/11/21	Ba2	$2,503,125
	Containers & Packaging – 1.6%
2,500	Berry Global Inc, (WI/DD)	TBD	TBD	TBD	TBD	BBB-	2,494,087
	Software – 1.0%
1,496	Tibco Software Inc., Repriced Term Loan B	6.000%	1-Month LIBOR	3.500%	12/04/20	B1	1,492,433
$6,496	Total Variable Rate Senior Loan Interests (cost $6,472,056)						6,489,645

JHY	Nuveen High Income 2020 Target Term Fund (continued)
Portfolio of Investments March 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CONVERTIBLE BONDS – 3.9% (2.9% of Total Investments)
	Capital Markets – 1.2%
$1,780	Prospect Capital Corp	4.750%	4/15/20	BBB-	$1,788,107
	Construction Materials – 0.3%
500	Cemex SAB de CV	3.720%	3/15/20	N/R	496,955
	Electrical Equipment – 1.4%
2,250	Tesla Energy Operations Inc/DE	1.625%	11/01/19	N/R	2,172,441
	Independent Power & Renewable Electricity Producers – 0.9%
1,500	Clearway Energy Inc, 144A	3.250%	6/01/20	N/R	1,444,558
	Mortgage Real Estate Investment Trust – 0.1%
150	Colony Capital Inc	3.875%	1/15/21	N/R	143,072
$6,180	Total Convertible Bonds (cost $6,101,131)				6,045,133

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SOVEREIGN DEBT – 2.9% (2.1% of Total Investments)
	Argentina – 0.5%
$800	Argentine Republic Government International Bond	6.875%	4/22/21	B	$730,000
	Egypt – 1.0%
1,500	Egypt Government International Bond, 144A	5.750%	4/29/20	B+	1,516,395
	Honduras – 0.3%
500	Honduras Government International Bond, 144A	8.750%	12/16/20	BB-	536,875
	Turkey – 1.1%
1,750	Turkey Government International Bond	5.625%	3/30/21	BB	1,726,715
$4,550	Total Sovereign Debt (cost $4,675,031)				4,509,985
	Total Long-Term Investments (cost $194,597,706)				194,125,046

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 10.4% (7.7% of Total Investments)
	REPURCHASE AGREEMENTS – 10.4% (7.7% of Total Investments)
$16,129	Repurchase Agreement with Fixed Income Clearing Corporation, dated 03/29/19, repurchase price $16,130,220, collateralized by $16,795,000 U.S. Treasury Notes, 1.125%, due 9/31/21, value $16,455,405	1.200%	4/01/19	$16,128,607
	Total Short-Term Investments (cost $16,128,607)			16,128,607
	Total Investments (cost $210,726,313) – 136.1%			210,253,653
	Borrowings – (39.8)% (5), (6)			(61,500,000)
	Other Assets Less Liabilities – 3.7%			5,716,616
	Net Assets Applicable to Common Shares – 100%			$154,470,269

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission ("SEC") related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund's notes to financial statements, please refer tothe Fund's most recently filed annual or semi-annual report.
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$ —	$177,080,283	$ —	$177,080,283
Variable Rate Senior Loan Interests	—	6,489,645	—	6,489,645
Convertible Bonds	—	6,045,133	—	6,045,133
Sovereign Debt	—	4,509,985	—	4,509,985
Short-Term Investments:
Repurchase Agreements	—	16,128,607	—	16,128,607
Total	$ —	$210,253,653	$ —	$210,253,653

JHY	Nuveen High Income 2020 Target Term Fund (continued)
Portfolio of Investments March 31, 2019
(Unaudited)
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3)	Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(4)	Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(5)	Borrowings as a percentage of Total Investments is 29.3%.
(6)	The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
DD1	Portion of investment purchased on a delayed delivery basis
LIBOR	London Inter-Bank Offered Rate
Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
TBD	Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date
WI/DD	Investment purchased on a when-issued or delayed delivery basis.